Share-based compensation (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share-based compensation (Details) [Line Items]
Ordinary shares with a fair value		5,000
Director [Member]
Share-based compensation (Details) [Line Items]
Aggregation of ordinary shares		4,365
Share-based compensation expenses (in Dollars)	$ 50,173